10-Q Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through March 21, 2024, the date on which the accompanying financial statements are available to be issued. During this period, the Company has concluded that no material subsequent events have occurred other than those disclosed below.
Completion of the Merger Transaction
As more fully described in Note 1, on March 21, 2024, the Company completed the Merger by and among the Company, Graphite, and Merger Sub, pursuant to which, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub merged with and into the Company, with the Company continuing as a wholly owned subsidiary of Graphite and the surviving corporation of the merger.
On a pro forma basis and based upon the number of shares of Graphite common stock issued in the Merger, the Company’s pre-Merger stockholders own approximately 65% of the combined company, pre-Merger Graphite stockholders own approximately 35% of the combined company on a fully-diluted basis (prior to giving effect to the Concurrent PIPE Investment described below and excluding any shares reserved for future grants under the 2024 Plan and the 2024 ESPP, each as defined in the Merger Agreement).
Private Placement and Subscription Agreement
Immediately following consummation of the merger, Graphite completed the Graphite private placement financing pursuant to the Subscription agreement by issuing 3,559,565 shares of Graphite’s common stock at $15.03 per share for an aggregate purchase price of $53.5 million (“the concurrent PIPE investment”). The concurrent PIPE investment is exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the Securities Act), and/or Regulation D promulgated thereunder, as a transaction by an issuer not involving a public offering. The PIPE investors have acquired the securities for investment only and not with a view to or for sale in connection with any distribution thereof, and appropriate legends have been affixed to the securities issued in this transaction.
Warrants
In February 2024, the holder exercised warrants to purchase 95,034 shares of our Class A common stock, resulting in $0.1 million of proceeds.
Subsequent Events
Private Placement
On July 14, 2024, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”) for a private placement with Ridgeback Capital Investments L.P. (“July 2024 PIPE Financing”). Pursuant to the Purchase Agreement, the Company agreed to sell 1,578,947 shares of the Company’s common stock, par value 0.00001 per share, at a purchase price of $19.00 per share. The gross proceeds of the July 2024 PIPE Financing were $30.0 million. The July 2024 PIPE Financing closed on July 17, 2024.